Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

NOTE 5 – DISCONTINUED OPERATIONS

In accordance with the authoritative guidance for the impairment or disposal of long-lived assets, the divestiture of certain unprofitable businesses discussed in Notes 1 and 4 have been accounted for as discontinued operations. Accordingly, the results of operations of these businesses for all periods presented and the losses or impairments related to these divestitures have been classified as discontinued operations, net of income taxes, in the accompanying consolidated statement of operations. At December 31, 2014, the Company held for sale one hospital and nine nursing centers reported as discontinued operations.

NOTE 5 – DISCONTINUED OPERATIONS (Continued)

Discontinued operations included an unfavorable pretax adjustment of $2.5 million ($1.5 million net of income taxes) in 2014 and $9.2 million ($5.6 million net of income taxes) in 2013 and a favorable pretax adjustment of $1.5 million ($0.9 million net of income taxes) in 2012 resulting from changes in estimates for professional liability reserves related to prior years.

A summary of discontinued operations follows (in thousands):

	Year ended December 31,
	2014	2013	2012
Revenues	$297,099	$1,033,701	$1,529,509
Salaries, wages and benefits	126,370	405,989	587,354
Supplies	15,528	62,221	90,840
Rent	83,107	123,225	149,469
Other operating expenses	57,246	200,184	292,261
General and administrative expenses	94,062	268,467	345,568
Other income	−	−	−
Impairment charges	673	10,632	1,903
Depreciation	5,380	29,444	43,399
Interest expense	18	53	71
Investment income	(478)	(42)	(71)
	381,906	1,100,173	1,510,794
Income (loss) from operations before income taxes	(84,807)	(66,472)	18,715
Provision (benefit) for income taxes	(31,177)	(26,157)	7,345
Income (loss) from operations	(53,630)	(40,315)	11,370
Loss on divestiture of operations, net of income taxes	(12,698)	(83,887)	(4,745)
Income (loss) from discontinued operations	(66,328)	(124,202)	6,625
Loss attributable to noncontrolling interests	467	233	339
Income (loss) attributable to Kindred	$(65,861)	$(123,969)	$6,964

The following table sets forth certain discontinued operations data by business segment (in thousands):

	Year ended December 31,
	2014	2013	2012
Revenues:
Hospital division	$26,571	$246,925	$340,294
Nursing center division	270,528	786,776	1,189,215
	$297,099	$1,033,701	$1,529,509
Operating income (loss):
Hospital division	$(3,798)	$30,911	$40,508
Nursing center division	7,018	55,297	171,075
	$3,220	$86,208	$211,583
Rent:
Hospital division	$4,174	$11,926	$17,236
Nursing center division	78,933	111,299	132,233
	$83,107	$123,225	$149,469
Depreciation:
Hospital division	$1,700	$12,283	$15,343
Nursing center division	3,680	17,161	28,056
	$5,380	$29,444	$43,399

NOTE 5 – DISCONTINUED OPERATIONS (Continued)

A summary of the net assets held for sale follows (in thousands):

	December 31,
	2014	2013
Long-term assets:
Property and equipment, net	$3,306	$19,504
Other	169	1,474
	3,475	20,978
Current liabilities (included in other accrued liabilities)	−	(81)
	$3,475	$20,897